Revenue from Contracts with Customers - Impact of Adoption (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition
Accrued expenses and other payables	$ 191,731				$ 160,942				$ 191,731	$ 160,942
OTHER NONCURRENT LIABILITIES	63,575				173,514				63,575	173,514
General partner	(50,603)				(50,819)				(50,603)	(50,819)
Limited partners	2,067,197				1,852,495				2,067,197	1,852,495
Gain (loss) on disposition or impairment of assets, net									(34,296)	17,118	$ 208,982
Operating income									76,729	163,832	228,535
Net income (loss)	43,217	$ 110,528	$ 354,939	$ (169,289)	$ 110,912	$ 56,769	$ (173,579)	$ (63,707)	339,395	(69,605)	143,874
Net adjustments to fair value of commodity derivatives									28,000	(47,646)	(21,189)
Refined products and renewables
Revenue, Initial Application Period Cumulative Effect Transition
Net adjustments to fair value of commodity derivatives									(69,700)
General partner interest in TLP
Revenue, Initial Application Period Cumulative Effect Transition
Recognized portion of deferred gain on sale of general partner interest										$ 30,100	$ 30,100
Deferred gain on sale of general partner interest												$ 139,300
Revenue from Contract with Customer
Revenue, Initial Application Period Cumulative Effect Transition
Accrued expenses and other payables	191,731								191,731
OTHER NONCURRENT LIABILITIES	63,575								63,575
General partner	(50,603)								(50,603)
Limited partners	2,067,197								2,067,197
Gain (loss) on disposition or impairment of assets, net									34,296
Operating income									76,729
Net income (loss)									339,395
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition
Accrued expenses and other payables	221,844								221,844
OTHER NONCURRENT LIABILITIES	142,656								142,656
General partner	(50,712)								(50,712)
Limited partners	1,958,113								1,958,113
Gain (loss) on disposition or impairment of assets, net									4,183
Operating income									106,842
Net income (loss)									369,508
Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition
Accrued expenses and other payables	(30,113)								(30,113)
OTHER NONCURRENT LIABILITIES	(79,081)								(79,081)
General partner	109								109
Limited partners	$ 109,084								109,084
Gain (loss) on disposition or impairment of assets, net									30,113
Operating income									(30,113)
Net income (loss)									$ (30,113)